Operating Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Segment Information [Abstract]
Schedule of Management Monitors the Results of the Group's Operating Segments	Segment performance is evaluated based on reportable segment results which is a measure of operating loss before tax.
	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Othe Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Six months ended June 30, 2024
Segment revenue
Sales to external customers	14,981,761	17,962,713	6,917,244	2,826,070	160,720	-	-	42,848,508

Segment loss	(2,327,198)	(4,906,691)	(1,412,318)	(911,530)	(671,317)	(56,564)	(6,102,440)	(16,388,058)
Reconciliation:
Interest income	951,067
Finance costs	(13,363)
Depreciation and amortization	(2,047,489)
Impairment of assets	(91,599)
Equity-settled share option expense	(1,637,724)
Changes in fair value of financial instruments	(236,547)
Unrealised foreign exchange differences, net	(5,801,573)

Loss before tax	(25,265,286)

	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Six months ended June 30, 2023
Segment revenue
Sales to external customers	11,735,648	10,939,325	7,627,462	3,805,468	444,831	-	-	34,552,734

Segment loss	827,690	414,148	151,352	(334,569)	(411,610)	(64,351)	(1,476,535)	(893,875)
Reconciliation:
Interest income	126,021
Finance costs	(3,568,652)
Depreciation and amortization	(2,399,759)
Equity-settled share option expense	(795,125)
Other long-term employee benefits expense	84,221
Transaction expenses	(3,612,679)
Changes in fair value of financial instruments	(57,937,053)
Unrealised foreign exchange differences, net	(2,069,745)

Loss before tax	(71,066,646)
Segment performance is evaluated based on reportable segment results which is a measure of operating loss before tax.
	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2023
Segment revenue
Sales to external customers	26,947,177	32,069,713	14,169,389	6,742,747	738,053	4,002	-	80,671,081

Segment profit/(loss)	680,500	(1,579,640)	768,659	(826,446)	(485,596)	(105,546)	(5,216,442)	(6,764,511)
Reconciliation:
Interest income								872,503
Finance costs								(19,028,007)
Depreciation and amortization								(7,164,677)
Impairment of intangible assets								(3,105,507)
Equity-settled share option expense								(6,629,044)
Other long-term employee benefits expense								(109,702)
Changes in fair value of financial instruments								(57,333,432)
Share-based payment on listing								(67,027,178)
Transaction expenses								(6,643,367)
Other equity-settled transactions								(500,000)
Unrealized foreign exchange differences, net								895,392

Loss before tax								(172,537,530)

	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2022
Segment revenue
Sales to external customers	22,247,140	23,467,954	9,857,822	11,027,139	1,282,194	250,007	-	68,132,256

Segment loss	(283,904)	(2,035,946)	(1,327,478)	(1,160,908)	(1,877,997)	(1,353,876)	(8,541,112)	(16,581,221)
Reconciliation:
Interest income								28,043
Finance costs								(7,800,597)
Depreciation and amortization								(4,788,750)
Impairment of goodwill								(4,382,926)
Impairment of intangible assets								(1,450,781)
Equity-settled share option expense								(14,430,835)
Other long-term employee benefits credit								4,951,482
Changes in fair value of financial instruments								(1,101,484)
Gain on derecognition of convertible loans and bridge loan								135,031
Other equity-settled transactions								(882,115)
Unrealized foreign exchange differences, net								(3,389,441)

Loss before tax								(49,693,594)

	Hong Kong	Singapore	Philippines	Taiwan	Malaysia	Other Asia	Unallocated	Total
	US$	US$	US$	US$	US$	US$	US$	US$
Year ended December 31, 2021
Segment revenue
Sales to external customers	18,189,703	22,838,695	6,051,517	13,401,188	1,270,665	130,713	-	61,882,481

Segment loss	(202,027)	(1,359,574)	(1,050,578)	(264,321)	(1,764,853)	(1,595,476)	(7,106,805)	(13,343,634)
Reconciliation:
Interest income								14,734
Finance costs								(1,702,457)
Depreciation and amortization								(3,900,348)
Equity-settled share option expense								(9,352,862)
Other long-term employee benefits credit								240,028
Changes in fair value of financial instruments								(178,859)
Unrealized foreign exchange differences, net								(2,746,780)

Loss before tax								(30,970,178)